OTHER CURRENT ASSETS (Details) - USD ($) $ in Thousands	Feb. 29, 2016	Feb. 28, 2015
OTHER CURRENT ASSETS
Deposits on inventory	$ 670	$ 1,240
Prepaid expenses	1,355	2,082
Indirect taxes	610	1,079
Income tax receivable		390
Deferred financing costs	18	55
Deferred tax asset		61
Receivable from contract manufacturers and other items	124	988
Total other current assets	$ 2,777	$ 5,895